ACCOUNTS RECEIVABLE - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE.
Accounts receivable, net		$ 150,210	$ 164,170
Former customer
ACCOUNTS RECEIVABLE.
Accounts receivable, net		$ 122,000
Major Customers | Net revenue | Customer One
ACCOUNTS RECEIVABLE.
Percentage of concentration risk	23.00%
Major Customers | Net revenue | Customer Two
ACCOUNTS RECEIVABLE.
Percentage of concentration risk	15.00%